Share-based payment - Schedule of Main Assumptions for Valuation of Share-based Payments (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Risk-free interest rates	3.96%	3.45%	1.85%